Note 3 - Revenue (Details Textual) - Pieris Pharmaceuticals, Inc. [Member] $ in Thousands	1 Months Ended			3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017	May 19, 2021 USD ($)	Apr. 24, 2021 USD ($)	Mar. 24, 2021	Feb. 08, 2018	May 02, 2017
Contract with Customer, Liability, Current											$ 0	$ 20,824
Increase in Contract With Customer Liability				$ 0					$ 0		0
Decrease in Contract with Customer, Liability				$ 0	$ 17,100				$ 0	$ 38,700	39,700
Amendment of the Second Seagen Amendment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 10,100										10,100
Genentech [Member]
Number Of Initial Research Programs														2
Contract with Customer, Liability, Revenue Recognized						$ 12,500
Number Of Optional Additional Research Programs														2
B P Assets X I I Inc [Member] | Exclusive Product License Agreement [Member]
Contract with Customer, Milestone Payment Received		$ 2,500
Seattle Genetics Inc. [Member] | License and Collaboration Agreement [Member]
Number of Research Programs																3	3
Seattle Genetics Inc. [Member] | Collaborative Arrangement [Member]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 5,000			1,500						5,000
Astra Zeneca A B [Member] | License and Collaboration Agreement [Member]
Contract with Customer, Liability, Revenue Recognized						4,000		$ 4,000				$ 9,700
Contract with Customer, Liability, Current	$ 3,500				$ 3,500			$ 3,500		$ 3,500
Astra Zeneca A B [Member] | License and Collaboration Agreement [Member] | Maximum [Member]
Number of Collaboration Products																		4
Astra Zeneca A B [Member] | License and Collaboration Agreement [Member] | Minimum [Member]
Number of Collaboration Products																		2
Les Laboratoires Servier And Institut De Recherches Internationales Servier [Member]
Contract with Customer, Liability, Revenue Recognized							$ 4,900
Number of Programs													4
Number of Novel Proteins													1
Les Laboratoires Servier And Institut De Recherches Internationales Servier [Member] | License and Collaboration Agreement [Member]
Contract with Customer, Liability, Current						$ 4,700					$ 4,700
Number of Programs													5
License [Member] | Genentech [Member]
Contract with Customer, Liability, Total														$ 20,000
License [Member] | B P Assets X I I Inc [Member] | Exclusive Product License Agreement [Member]
Contract with Customer, Liability, Total															$ 10,000